Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2016	Mar. 31, 2016
Intangible assets subject to amortization:
Net carrying amount	¥ 955,838	¥ 1,005,866
Intangible assets not subject to amortization:
Total intangible assets, Net	965,007	1,015,150
Other [Member]
Intangible assets not subject to amortization:
Net carrying amount	9,169	9,284
Software [Member]
Intangible assets subject to amortization:
Net carrying amount	682,598	686,948
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Net carrying amount	48,613	60,465
Customer Relationships [Member]
Intangible assets subject to amortization:
Net carrying amount	169,365	196,011
Trade Names [Member]
Intangible assets subject to amortization:
Net carrying amount	48,766	54,164
Other [Member]
Intangible assets subject to amortization:
Net carrying amount	¥ 6,496	¥ 8,278